Operating Leases (Tables)	6 Months Ended
Jun. 30, 2025
Operating Leases [Abstract]
Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities	The Company uses the bank loan interest rate as the discount rate.
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statements of operations)	$73,573	$51,503

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the six months ended June 30, 2025 and 2024	$74,005	$59,106
Weighted average remaining lease term – operating leases (in years)	1.63	2.42
Weighted average discount rate – operating leases	5.30%	5.29%

After the adoption of ASC842, the operating lease right-of-use asset and the operating lease liabilities as of June 30, 2025 and December 31, 2024 are as below:

	As of June 30, 2025	As of December 31, 2024
Right-of-Use assets	$171,451	$158,091
Total operating lease assets	$171,451	$158,091

Short-term operating lease liabilities	$107,861	$85,915
Long-term operating lease liabilities	70,684	79,784
Total operating lease liabilities	$178,545	$165,699

Schedule of Maturities of the Operating Entity’s Lease Liabilities

Maturities of the Operating Entity’s lease liabilities are as follows:

Operating Leases
Years ending June 30,
2026	$114,074
2027	71,875
2028	-
2029	-
2030	-
Total lease payments	185,949
Less: Imputed interest/present value discount	7,404
Present value of lease liabilities	$178,545